Patent Licenses	12 Months Ended
Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Patent Licenses

4. Patent Licenses

On December 31, 2003, LCT entered into an Option to License Intellectual Property agreement with Advanced Cell Technology, Inc., which changed its name to Ocata Therapeutics, Inc. (“Ocata”) for patent rights and paid Ocata $340,000 in option and license fees. On February 13, 2004, LCT and Ocata amended the Option agreement and LCT paid Ocata additional option fees of $22,500 for fees related to registering Ocata’s patents in selected international countries.

On May 14, 2004, LCT amended the licensing agreement with Ocata for the exclusive worldwide patent rights for the following Ocata technologies: UMass IP, Ocata IP and Infigen IP. The additional license fees paid were $400,000.

On February 7, 2013, the Company and Ocata entered into Amended and Restated License Agreements (the “Amendment”) for the purpose of completely amending and restating the terms of the license agreements. Under the terms of the Amendment, the Company acquired exclusive world-wide rights to all human therapeutic uses and cosmetic uses from Ocata and Infigen’s early work on parthenogenic-derived embryonic stem cells, as well as certain rights to patents covering Single Blastomere technology.

Pursuant to the Amendment, all minimum R&D requirements and all milestone payments due to Ocata under the Exclusive License Agreement have been eliminated. The Company will no longer pay any royalties under the Ocata IP Agreement and Infigen IP Agreement. The obligation to pay royalties that ranged from 6%-12% under the UMass IP Agreement has been reduced to 0.25% of the net sales of products using technology covered by the UMass IP Agreement; and the obligation to pay a minimum annual license fee of $150,000 has been reduced to $75,000 annually, payable in two installments to Ocata. Total license fees paid were $75,000 for the years ended December 31, 2015 and 2014.

As of December 31, 2015, the total amounts capitalized related to the acquired Ocata licenses were $747,000, and $3,102,000 related to other patent acquisition costs.

At December 31, 2015, future amortization expense related to the intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2016	$115
2017	115
2018	115
2019	81
2020	65
Thereafter	2,687
Total	$3,178